                               ING INVESTORS TRUST
                    ING Salomon Brothers Investors Portfolio
                  ING Capital Guardian Managed Global Portfolio

                       Supplement dated November 15, 2005
                   to the Adviser Class, Institutional Class,
                 Service Class, and Service 2 Class Prospectuses
                            each dated April 29, 2005

ING SALOMON BROTHERS INVESTORS PORTFOLIO ("PORTFOLIO")

     Pursuant to the manager-of-manager's exemptive relief received from the U.S. Securities and Exchange Commission, Lord, Abbett & Co. LLC ("Lord Abbett") has been appointed to replace Salomon Brothers Asset Management, Inc. ("SaBAM") as Portfolio Manager to the Portfolio effective December 1, 2005.

     In connection with this Portfolio Manager change, the new name of the Portfolio will be "ING Lord Abbett Affiliated Portfolio." Effective December 1, 2005 all references to "ING Salomon Brothers Investors Portfolio," "Salomon Brothers Asset Management Inc." and "SaBAM," with respect to this Portfolio only, are hereby deleted and replaced with "ING Lord Abbett Affiliated Portfolio," "Lord, Abbett & Co. LLC," and "Lord Abbett," respectively.

     Effective December 1, 2005, the Adviser Class Prospectus, Institutional Class Prospectus, Service Class Prospectus, and Service 2 Class Prospectus are supplemented to reflect the new Portfolio Manager arrangement:

     1. The sub-sections entitled "Investment Objective," "Principal Investment Strategy" and "Principal Risks" under the section entitled "Description of the Portfolios - ING Salomon Brothers Investors Portfolio" found on page 47 of the Adviser Class Prospectus, page 46 of the Institutional Class Prospectus, and page 43 of the Service Class Prospectus and Service 2 Class Prospectus are hereby deleted in their entirety and replaced with the following, respectively:

          INVESTMENT OBJECTIVE

          Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

          PRINCIPAL INVESTMENT STRATEGY

          Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Portfolio Manager believes are undervalued. Value stocks are stocks of companies that the Portfolio Manager believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Portfolio Manager defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Value Index. As of September 30, 2005, the market capitalization range of the Russell 1000(R) Value Index was $828 million to $395.3 billion. This range may vary daily.

          Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Portfolio Manager seeks to invest in securities of large, well-known companies selling at reasonable prices in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Portfolio Manager looks for issuers that are "seasoned," meaning that the Portfolio Manager views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

          The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds, convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

          The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

          PRINCIPAL RISKS

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              INVESTMENT STYLE RISK
                                 LEVERAGING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                                SHORT SALES RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

     2. The fourth paragraph and the table that follows entitled "Average Annual Total Returns" under the sub-section entitled "Description of the Portfolios - Performance" on page 49 of the Adviser Class Prospectus, page 48 of the Institutional Class Prospectus, and page 45 of the Service Class Prospectus and Service 2 Class Prospectus are hereby deleted in their entirety and replaced with the following, respectively:

          ADVISER CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500 Composite Stock Price Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                                              02/01/00
                                                                   1 YEAR    (INCEPTION)
          CLASS S SHARES                                             9.54%       3.66%
          Russell 1000(R) Value Index                               16.49%       6.08%
          S&P 500/Barra Value Index                                 15.71%       3.20%

           (1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

           (2) Lord, Abbett & Co. LLC will manage the Portfolio effective December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

          INSTITUTIONAL CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' and Class S shares' performance to that of the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500 Composite Stock Price Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The
          Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)


                                                                                5 YEARS
                                                                              (OR LIFE OF
                                                                   1 YEAR        CLASS)
          CLASS I RETURN                                           10.26%       22.28%
          Russell 1000(R) Value Index                              16.49%       22.61%(3)
          S&P 500/Barra Value Index                                15.71%       22.64%(3)
          CLASS S RETURN                                            9.92%        4.01%
          Russell 1000(R) Value Index                              16.49%       22.61%(3)
          S&P 500/Barra Value Index                                15.71%        3.20%(3)


           (1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations June 24, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations February 1, 2000. The performance table above reflects the returns for both Class I and S shares. Class S shares are not offered in this Prospectus. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

           (2) Lord, Abbett & Co. LLC will manage the Portfolio effective December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

           (3) The Index returns for Class I shares are for the period beginning July 1, 2003. The Index Returns for Class S shares are for the period beginning February 1, 2000.

          SERVICE CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500 Composite Stock Price Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                                               02/01/00
                                                                    1 YEAR    (INCEPTION)
          CLASS S RETURN                                             9.92%       4.01%
          Russell 1000(R) Value Index                               16.49%       6.08%
          S&P 500/Barra Index                                       15.71%       3.20%

           (1) The performance information presented above is for December 31 of each year or period.

           (2) Lord, Abbett & Co. LLC will manage the Portfolio effective December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

          SERVICE 2 CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500 Composite Stock Price Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The
          Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                                                02/01/00
                                                                    1 YEAR    (INCEPTION)
          SERVICE 2 RETURN                                           9.73%      16.57%
          Russell 1000(R) Value Index                               16.49%      17.97%(3)
          S&P 500/Barra Index                                       15.71%      18.45%(3)
          CLASS S RETURN                                             9.76%       3.87%
          Russell 1000(R) Value Index                               16.49%       6.08%(3)
          S&P 500/Barra Index                                       15.71%       3.20%(3)


           (1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent
               Class S and Service 2 shares have different expenses.

           (2) Lord, Abbett & Co. LLC will manage the Portfolio effective December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

           (3) Index returns for the Service 2 shares are for the period beginning September 1, 2002. Index returns for Class S shares are for the period beginning February 1, 2000.

     3. The sub-section entitled "More on the Portfolio Manager" under the section entitled "Description of the Portfolios - ING Salomon Brothers Investors Portfolio" on page 49 of the Adviser Class, page 48 of the Institutional Class, and page 45 of the Service Class and Service 2 Class Prospectuses is hereby deleted in its entirety and replaced with the following:

          MORE ON THE PORTFOLIO MANAGER

          Lord Abbett, has served as Portfolio Manager to the Portfolio since December, 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of September 30, 2005, Lord Abbett managed $101 billion in assets.

          The following team members are primarily responsible for the day-to-day management of the Portfolio:

          NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
          ----                      ---------------------------------------
          Eli M. Salzmann           Mr. Salzmann, Partner of Lord Abbett and Director of Large Cap
                                    Value Equity Management, joined Lord Abbett in 1997.

          Sholom Dinsky             Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from
                                    Prudential Investments, where he served as Managing Director of Prudential Asset Management.

          The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

     4. The following sentence is added after the sixth sentence of the sub-section entitled "Temporary Defensive Positions" under the section entitled "More Information" on page 69 of the Adviser Class Prospectus and after the fifth sentence of the sub-section entitled "More Information-Temporary Defensive Positions" on page 81 of the Institutional Class Prospectus, page 77 of the Service Class Prospectus, and page 78 of the Service 2 Class Prospectus:

          The ING Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed-income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. government and its agencies and instrumentalities.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO ("PORTFOLIO")

     Pursuant to the manager-of-manager's exemptive relief received from the U.S. Securities and Exchange Commission, Templeton Global Advisors Limited ("Templeton Global Advisors") has been appointed to replace Capital Guardian Trust Company ("Capital Guardian") as Portfolio Manager to the Portfolio effective December 5, 2005.

     In connection with this Portfolio Manager change, the new name of the Portfolio will be "ING Templeton Global Growth Portfolio." All references to "ING Capital Guardian Managed Global Portfolio" and "Capital Guardian Trust Company," with respect to this Portfolio only, are deleted and replaced with "ING Templeton Global Growth Portfolio" and "Templeton Global Advisors Limited," respectively.

     Effective December 5, 2005, the Institutional Class Prospectus, Service Class Prospectus and Service 2 Class Prospectus are supplemented to reflect the new Portfolio Manager arrangement:

          1. The sub-sections entitled "Principal Investment Strategy," and "Principal Risks" under the section entitled "Description of the Portfolios - ING Capital Guardian Managed Global Portfolio" beginning on page 9 of the Institutional Class Prospectus, Service Class Prospectus, and Service 2 Class Prospectus are hereby deleted in their entirety and replaced with the following:

               PRINCIPAL INVESTMENT STRATEGY

               Under normal market conditions, the Portfolio invests mainly in equity securities of companies located anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depository receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

               The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in swap agreements. With derivatives, the Portfolio Manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Portfolio Manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

               When choosing equity investments for the Portfolio, the Portfolio Manager applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Portfolio Manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The Portfolio Manager also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

               The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

               The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

               PRINCIPAL RISKS

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

          2. The fourth paragraph and the table that follows entitled "Average Annual Total Returns" under the sub-section entitled "Performance" on page 10 of the Institutional Class Prospectus, page 11 of the Service Class Prospectus, and page 10 of the Service 2 Class Prospectus are deleted in their entirety and replaced with the following, respectively:

               INSTITUTIONAL CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)") and the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                                             1 YEAR     5 YEARS     10 YEARS
                    Class S Return                                            10.95%      (1.89)%       9.99%
                    MSCI World Index(SM)                                      15.25%      (2.05)%       8.53%
                    MSCI All Country World Index(SM)                          15.75%      (1.79)%       8.19%

                         (1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                         (2) Templeton Global Advisors Limited will manage the Portfolio effective December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

               SERVICE CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)") and the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                                             1 YEAR     5 YEARS     10 YEARS
                    Class S Return                                            10.95%      (1.89)%       9.99%
                    MSCI World Index(SM)                                      15.25%      (2.05)%       8.53%
                    MSCI All Country World Index(SM)                          15.75%      (1.79)%       8.19%

                         (1) The performance information presented above is for December 31 of each year.

                         (2) Templeton Global Advisors Limited will manage the Portfolio effective December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

               SERVICE 2 CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)") and the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                             1 YEAR         5 YEARS        10 YEARS
                                                                      (OR LIFE OF  CLASS)
                  SERVICE 2 RETURN                            10.64%        20.97%            N/A
                  MSCI World Index(SM)                        15.25%        18.25%(3)         N/A
                  MSCI All Country World Index(SM)            15.75%        18.85%(3)         N/A

                  CLASS S RETURN                              10.79%        (2.05)%          9.85%
                  MSCI World Index(SM)                        15.25%        (2.05)%          8.53%
                  MSCI All Country World Index(SM)            15.75%        (1.79)%          8.19%

                    (1) The performance information presented above is for December 31 of each year. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent
                         Class S and Service 2 shares have different expenses.

                    (2) Templeton Global Advisors Limited will manage the Portfolio effective December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

                    (3) Index return for the Service 2 shares is for the period beginning September 1, 2002.

          3. The sub-section entitled "More on the Portfolio Manager" on page 11 of the Institutional Class Prospectus, Service Class Prospectus, and Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

               MORE ON THE PORTFOLIO MANAGER

               Templeton Global Advisors, an indirect wholly-owned subsidiary of Franklin Resources, Inc., serves as Portfolio Manager to the Portfolio since 2005. Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, has been an investment adviser since September 22, 1992 and as of September 30, 2005, had $43 billion in assets under management.

               The following team members are responsible for the day-to-day management of the Portfolio:

               NAME                                    POSITION AND RECENT BUSINESS EXPERIENCE
               ----                                    ---------------------------------------
               Murdo Murchison, CFA                    Mr. Murchison is Executive Vice President of Templeton
                                                       Global Advisors. He joined the firm in 1993 and has served as the portfolio manager for ING Templeton Global Growth
                                                       Portfolio since 2005. Since 1993, he has worked for
                                                       Franklin Templeton Investments as a research analyst and
                                                       portfolio manager. Mr. Murchison is the lead portfolio
                                                       manager for the Portfolio and has served as the lead
                                                       portfolio manager of the Portfolio since December 5, 2005.

               The following individuals have secondary portfolio management responsibilities:

               Jeffrey A. Everett, CFA                 Mr. Everett is President of Templeton Global Advisors. He
                                                       has been employed by Templeton Global Advisors since 1989
                                                       and has held the roles of both a portfolio manager and
                                                       research analyst. He has

                                                       served as a portfolio manager of the Portfolio
                                                       since December 5, 2005.

               Lisa F. Myers, CFA                      Ms. Myers is Vice President of Templeton Global  Advisors.
                                                       She has been employed by Templeton  Global Advisors since
                                                       1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 5, 2005.

               The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities.

          4. The management fee for the Portfolio is reduced. The information relating to the Portfolio in the tables entitled "Annual Portfolio Operating Expenses" and the corresponding table entitled "Example" under the section entitled "Portfolio Fees and Expenses" on pages 72 and 73, respectively, of the Institutional Class Prospectus, on pages 68 and 69, respectively, of the Service Class Prospectus, and on pages 69 and 70, respectively, of the Service 2 Class Prospectus is deleted in its entirety and replaced with the following, respectively:

               INSTITUTIONAL CLASS PROSPECTUS

               ANNUAL PORTFOLIO OPERATING EXPENSES

                                                              OTHER         TOTAL           WAIVERS         TOTAL NET
                                MANAGEMENT    DISTRIBUTION   EXPENSES     OPERATING      REIMBURSEMENTS     OPERATING
                                   FEE        (12b-1) FEE       (2)        EXPENSES     AND RECOUPMENTS     EXPENSES
                                -------------------------------------------------------------------------------------
               ING Templeton
               Global Growth
                 Portfolio            0.93%             --       0.01%         0.94%               0.00%         0.94%

               EXAMPLE

                                                              1 YEAR       3 YEARS         5 YEARS       10 YEARS
                                                              ---------------------------------------------------
               ING Templeton Global Growth Portfolio         $    96      $    300        $    520      $   1,155

               SERVICE CLASS PROSPECTUS

               ANNUAL PORTFOLIO OPERATING EXPENSES

                                                          SHAREHOLDER     OTHER        TOTAL         WAIVERS       TOTAL NET
                             MANAGEMENT   DISTRIBUTION     SERVICES      EXPENSES    OPERATING   REIMBURSEMENTS    OPERATING
                                FEE       (12b-1) FEE         FEE           (2)      EXPENSES    AND RECOUPMENTS    EXPENSES
                             -----------------------------------------------------------------------------------------------
                  ING
               Templeton
                 Global
                 Growth
               Portfolio           0.93%          0.00%          0.25%       0.01%        1.19%             0.00%       1.19%

               EXAMPLE

                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                            -----------------------------------------------
               ING Templeton Global Growth Portfolio        $   121       $   378      $   654     $  1,443

               SERVICE 2 CLASS PROSPECTUS

               ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                                                     WAIVERS
                                          DISTRIBUTION    SHAREHOLDER                  TOTAL      REIMBURSEMENTS    TOTAL NET
                             MANAGEMENT   (12b-1) FEE     SERVICE FEE     OTHER      OPERATING   AND RECOUPMENTS    OPERATING
                                FEE           (2)             (3)        EXPENSES    EXPENSES          (2)          EXPENSES
                             ------------------------------------------------------------------------------------------------
                  ING
               Templeton
                Global
                Growth
               Portfolio           0.93%          0.25%          0.25%       0.01%        1.44%            (0.10%)       1.34%

               EXAMPLE

                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                            -----------------------------------------------
               ING Templeton Global Growth Portfolio        $   136      $    446    $     777    $   1,716

          5. The third line in the table under the heading "Management Fee" on page 85 of the Institutional Class Prospectus, on page 81 of the Service Class Prospectus, and on page 83 of the Service 2 Prospectus is deleted in its entirety and replaced with the following:

                           PORTFOLIO                     FEE PAID TO DSI DURING 2004 (AS A PERCENTAGE OF AVERAGE NET ASSETS) (1)
                           ---------                     -----------------------------------------------------------------------
               ING Templeton Global Growth Portfolio                                       0.93%

          6. The following sentence is added after the fifth sentence of the sub-section entitled "Temporary Defensive Positions" under the section entitled "More Information" on page 81 of the Institutional Class Prospectus, on page 77 of the Service Class Prospectus, and on page 78 of the Service 2 Class Prospectus:

               ING Templeton Global Growth Portfolio may invest up to 100% of its assets, for temporary defensive purposes, by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, which may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The Portfolio Manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                    ING Salomon Brothers Investors Portfolio
                  ING Capital Guardian Managed Global Portfolio

                       Supplement dated November 15, 2005,
        to the Adviser Class Statement of Additional Information ("SAI")
      and the Institutional Class, Service Class, and Service 2 Class SAI,
                            each dated April 29, 2005

ING SALOMON BROTHERS INVESTORS PORTFOLIO ("PORTFOLIO")

     Pursuant to the manager-of-manager's exemptive relief received from the U.S. Securities and Exchange Commission, Lord, Abbett & Co. LLC ("Lord Abbett") has been appointed to replace Salomon Brothers Asset Management, Inc. as Portfolio Manager to the Portfolio effective December 1, 2005.

     In connection with this Portfolio Manager change, the new name of the Portfolio will be "ING Lord Abbett Affiliated Portfolio." Effective December 1, 2005 all references to "ING Salomon Brothers Investors Portfolio," "Salomon Brothers Investors" and "Salomon Brothers Asset Management Inc.," with respect to this Portfolio only, will be deleted and replaced with "ING Lord Abbett Affiliated Portfolio," "Lord Abbett Affiliated" and "Lord, Abbett & Co. LLC," respectively.

     Effective December 1, 2005, the Adviser Class SAI and the Institutional Class, Service Class, and Service 2 Class SAI are each supplemented to reflect the new Portfolio Manager arrangement, respectively:

1. The section entitled "Non-Fundamental Restrictions - For Salomon Brothers Investors" found on pages 57 and 58 of the Adviser Class SAI and on page 59 of the Institutional Class, Service Class, and Service 2 Class SAI, is hereby amended to delete Number 4.

2. The sub-section entitled "Management Agreement - Salomon Brothers Investors" beginning on page 96 of the Adviser Class SAI and beginning on page 115 of the Institutional Class, Service Class and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following:

     LORD ABBETT AFFILIATED

          On September 15, 2005, in reaching a decision to engage Lord Abbett as the Portfolio Manager, the Board, including a majority of the Independent Trustees, considered the performance of Lord Abbett Affiliated Fund, a fund managed by Lord Abbett in a style substantially similar to that in which the Portfolio would be managed, for the recent year-to-date, and one-year, three-year and five-year periods, and the calendar year ends for the most recent six calendar years. In addition, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the process employed by Lord Abbett in managing a large blend/large value fund and the consistency of Lord Abbett's process over time; (2) DSI's view of the reputation of Lord Abbett; (3) Lord Abbett's experience and skill in managing large cap value funds; (4) the nature and quality of the services to be provided by Lord Abbett; (5) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided; (6) the qualifications of Lord Abbett's personnel, portfolio management capabilities, and investment methodologies;
     (7) Lord Abbett's operations and compliance program, and its policies and procedures intended to assure compliance with the federal securities laws, which have been reviewed and certified to by the Chief Compliance Officer of the ING Funds; (8) Lord Abbett's financial condition; (9) the costs for the services to be provided by Lord Abbett and the fact that these costs will be paid by DSI and not directly by the Portfolio; (10) the appropriateness of the selection of Lord Abbett and the employment of the new principal investment strategies in light of the Portfolio's investment objective and its current and prospective investor base; (11) Lord Abbett's Code of Ethics and related procedures for complying therewith; (12) economies of scale issues related to DSI's projected profitability, noting that the sub-advisory fees payable by DSI to Lord Abbett would increase as compared to the sub-advisory fee rates charged by the former Portfolio Manager; and (13) that due to the higher sub-advisory fee rate charged by the new Portfolio Manager, DSI would retain a smaller amount of its management fees, but would continue to provide the same level of services.

          During the course of its deliberations, the Board reached the following conclusions regarding Lord Abbett and the proposed Portfolio Management Agreement, among others: (1) Lord Abbett is qualified to manage the Portfolio's assets in accordance with the investment objective and the principal investment strategies; (2) the new principal investment strategies are appropriate for a large cap value fund and consistent with the interests of current and prospective investors of the Portfolio; (3) Lord Abbett is expected to execute the proposed principal investment strategies consistently over time; (4) based on its knowledge of Lord Abbett, Lord Abbett has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the proposed Portfolio Management Agreement; (5) based upon the complexity and quality of the investment management services to be provided to the Portfolio, the compensation to be paid by DSI to Lord Abbett under the proposed Portfolio Management Agreement is fair and reasonable in relation to the services to be provided by Lord Abbett; and (6) Lord Abbett maintains compliance procedures reasonably designed to assure compliance with the federal securities laws, with this conclusion based upon representations from the Portfolio's Chief Compliance Officer.

          The Board also considered the amount that would be retained by DSI under the proposed Portfolio Management Agreement and concluded that this amount is fair and reasonable in light of the services provided by DSI.

3. The portfolio management fee for the Portfolio has been decreased but will no longer be based on the aggregate assets of this Portfolio and other portfolios sub-advised by Salomon Brothers Asset Management, Inc. Accordingly, Footnote 9 to the table entitled "Portfolio Managers" found on page 106 of the Adviser Class SAI and page 125 of the Institutional Class, Service Class and Service 2 Class SAI is hereby deleted. In addition, the information relating to "ING Salomon Brothers Investors Portfolio" in the table entitled "Portfolio Managers" found on page 106 of the Adviser Class SAI and page 125 of the Institutional Class, Service Class and Service 2 Class SAI is deleted in its entirety and the following new information is hereby added:

      PORTFOLIO MANAGER            PORTFOLIO               PORTFOLIO MANAGEMENT FEE
     Lord, Abbett & Co.   ING Lord Abbett Affiliated   0.35% on the first $200 million
     LLC                  Portfolio(9a)                0.27% on the next $200 million
                                                       0.25% on assets in excess of
                                                       $400 million

           (9a) Lord, Abbett & Co. LLC will serve as Portfolio Manager to the Portfolio effective December 1, 2005. Salomon Brothers Asset Management, Inc. served as portfolio manager to the Portfolio from February 1, 2000 through November 30, 2005.

4. The section entitled "Other Information About Portfolio Managers - ING Salomon Brothers Investors Portfolio" beginning on page 167 of the Adviser Class SAI, and on page 188 of the Institutional Class, Service Class and Service 2 Class SAI, the following is hereby deleted in its entirety and replaced with the following:

     ING LORD ABBETT AFFILIATED PORTFOLIO

     OTHER MANAGED ACCOUNTS

     As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of the Portfolio.

     Eli M. Salzmann and Sholom Dinsky head the team of the ING Lord Abbett Affiliated Portfolio team and are primarily and jointly responsible for the day-to-day management of the Portfolio.

     The following table indicates for the Portfolio as of September 30, 2005:
     (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans+ (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries++ unaffiliated with Lord Abbett. (The data shown below are approximate.)

----------
          + "Retirement and Benefit Plans" include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.
          ++ "Financial Intermediaries" include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of September 30, 2005.

                   REGISTERED INVESTMENT    OTHER POOLED
                         COMPANIES          INVESTMENT VEHICLES           OTHER ACCTS
                                                       TOTAL
                 NUMBER                     NUMBER     ASSETS      NUMBER
     PORTFOLIO   OF          TOTAL ASSETS   OF         (IN         OF          TOTAL ASSETS
      MANAGER    ACCOUNTS   (IN MILLIONS)   ACCOUNTS   MILLIONS)   ACCOUNTS    (IN MILLIONS)
     Eli M.
     Salzmann    14         $    25,031.8   10         $  777.00     52,845*   $    18,628.0*
     Sholom
     Dinsky      12         $    29,945.4   10         $  777.00     52,845*   $    18,628.0*

     * Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $215 million in total assets.

     POTENTIAL CONFLICTS OF INTEREST

     Conflicts of interest may arise in connection with the investment managers' management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning the Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

     COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment manager's experience, reputation and competitive market rates.

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of September 30, 2005. This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

                         DOLLAR RANGE OF
     PORTFOLIO MANAGER   PORTFOLIO SHARES OWNED
     Eli M. Salzmann              None
     Sholom Dinsky                None

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO ("PORTFOLIO")

     Pursuant to the manager-of-manager's exemptive relief received from the U.S. Securities and Exchange Commission, Templeton Global Advisors Limited ("Templeton Global Advisers") has been appointed to replace Capital Guardian Trust Company ("Capital Guardian") as Portfolio Manager to the Portfolio effective December 5, 2005.

     In connection with this Portfolio Manager change, the new name of the Portfolio will be "ING Templeton Global Growth Portfolio." All references to "ING Capital Guardian Managed Global Portfolio," "Capital Guardian Managed Global," and "Capital Guardian Trust Company," with respect to this Portfolio only, will be deleted and replaced with "ING Templeton Global Growth Portfolio," "Templeton Global Growth," and "Templeton Global Advisors Limited," respectively.

     Effective December 5, 2005, the Adviser Class SAI and the Institutional Class, Service Class and Service 2 Class SAI are each supplemented to reflect the new Portfolio Manager arrangement:

1. The section entitled "Management Agreements - Capital Guardian Managed Global" found on page 86 of the Adviser Class SAI and page 105 of the Institutional Class, Service Class and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following:

     TEMPLETON GLOBAL GROWTH

          On September 15, 2005, in reaching a decision to engage Templeton Global Advisers as Portfolio Manager, the Board, including a majority of the Independent Trustees, considered the performance of Templeton Growth Fund, Templeton Global Advisers' proprietary retail global growth counterpart to the Portfolio managed in a style substantially similar to that in which the Portfolio would be managed, for the recent year-to-date, one-year, three-year and five-year periods, and the calendar year ends for the most recent five calendar years. In addition, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the process employed by Templeton Global Advisers in managing a global growth fund and the consistency of Templeton Global Advisers' process over time; (2) DSI's view of the reputation of Templeton Global Advisers; (3) Templeton Global Advisers' experience and skill in managing global growth funds; (4) the nature and quality of the services to be provided by Templeton Global Advisers; (5) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided; (6) the qualifications of Templeton Global Advisers' personnel, portfolio management capabilities, and investment methodologies; (7) Templeton Global Advisers' operations and compliance program, and its policies and procedures intended to assure compliance with the federal securities laws, which had been reviewed and certified to by the Chief Compliance Officer of the ING Funds; (8) Templeton Global Advisers' financial condition; (9) the costs for the services to be provided by Templeton Global Advisers and the fact that these costs will be paid by DSI and not directly by the Portfolio; (10) the appropriateness of the selection of Templeton Global Advisers and the employment of the new principal investment strategies in light of the Portfolio's investment objective and its current and prospective investor base; (11) Templeton Global Advisers' Code of Ethics, and related procedures for complying therewith; (12) economies of scale issues related to DSI's projected profitability, noting that the sub-advisory fees payable by DSI would decrease as compared to the sub-advisory fee rate charged by the former Portfolio Manager; and (13) that DSI would reduce its management fee rates under the proposed new structure so as to share with shareholders approximately half of the savings from the reduced Portfolio Manager fee rate.

          During the course of its deliberations, the Board reached the following conclusions regarding Templeton Global Advisers and the proposed Portfolio Management Agreement, among others: (1) Templeton Global Advisers is qualified to manage the Portfolio's assets in accordance with the investment objective and the principal investment strategies; (2) the new principal investment strategies are appropriate for a global growth fund and are consistent with the interests of current and prospective investors of the Portfolio; (3) Templeton Global Advisers is expected to execute the proposed principal investment strategies consistently over time; (4) based on its knowledge of Templeton Global Advisers, Templeton Global Advisers has sufficient financial resources available to it to fulfill its commitments to Templeton Global Growth under the proposed Portfolio Management Agreement; (5) based upon the complexity and quality of the investment management services to be provided to the Portfolio, the compensation to be paid by DSI under the proposed Portfolio Management Agreement is fair and reasonable in relation to the services to be provided by Templeton Global Advisers; and (6) Templeton Global Advisers maintains compliance procedures reasonably designed to assure compliance with the federal securities laws, with this conclusion based upon representations from the Portfolio's Chief Compliance Officer.

          The Board also considered the amount that would be retained by DSI under the proposed Portfolio Management Agreement and concluded that this amount is fair and reasonable in light of the services provided by the DSI.

2. The management fee for the Portfolio is reduced. The information relating to "ING Capital Guardian Managed Portfolio" in the table beginning on page 98 of the Adviser Class SAI and beginning on page 118 of the Institutional Class, Service Class, and Service 2 Class SAI is deleted in its entirety and the following information is added:

                             PORTFOLIO                                       RATE
               ING Templeton Global Growth Portfolio             0.96% on first $250 million
                                                                 0.86% on next $250 million
                                                                 0.76% on assets thereafter

3. The portfolio management fee for the Portfolio is reduced. The information relating to "ING Capital Guardian Managed Global Portfolio" in the table entitled "Portfolio Managers" beginning on page 102 of the Adviser Class SAI and beginning on page 122 of the Institutional Class, Service Class, and Service 2 Class SAI is deleted in its entirety and replaced with the following:

         PORTFOLIO MANAGER                PORTFOLIO              PORTFOLIO MANAGEMENT FEE
     Templeton Global Advisors   ING Templeton Global Growth   0.625% on first $50 million
              Limited                   Portfolio(11)          0.465% on next $150 million
                                                               0.375% on next $300 million
                                                               0.35% on next $300 million
                                                               0.30 % on assets thereafter

           (11) Templeton Global Advisors Limited will serve as the Portfolio Manager to ING Templeton Global Growth Portfolio (formerly known as ING Capital Guardian Managed Portfolio) effective December 5, 2005. Capital Guardian Trust Company served as Portfolio Manager from February 1, 2000 through December 4, 2005. Assets of ING Templeton Global Growth Portfolio will be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of Directed Services, Inc.) in calculating the Portfolio Manager's fee at the above stated rate.

4. The section entitled "Other Information About Portfolio Managers - ING Capital Guardian Managed Global Portfolio" beginning on page 113 of the Adviser Class SAI and beginning on page 132 of the Institutional Class, Service Class, and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following:

     ING TEMPLETON GLOBAL GROWTH PORTFOLIO

     OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of September 30, 2005.

             REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES            OTHER ACCTS
PORTFOLIO    NUMBER OF     TOTAL ASSETS        NUMBER OF     TOTAL ASSETS         NUMBER OF   TOTAL ASSETS
MANAGER      ACCOUNTS      (IN BILLIONS)(1)    ACCOUNTS      (IN BILLIONS) (1)    ACCOUNTS    (IN BILLIONS) (1)
Murdo            5              $  46.5            9               $  6.1             4             $  0.4
Murchison
Jeffrey A.       5              $  45.8            18              $  8.6             6             $  0.5
Everett
Lisa F. Myers    5              $  46.5            9               $  6.1             4             $  0.4

(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

     POTENTIAL CONFLICTS OF INTEREST

     The management of multiple funds, including the Portfolio, and accounts may give rise to potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     The separate management of the trade execution and valuation functions from the Portfolio management process also helps to reduce potential conflicts of interests. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus. Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that the Templeton Global Advisers' Code of Ethics will adequately address such conflicts.

     The Portfolio Manager has adopted certain compliance procedures that are designed to address these and other types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

     COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     The Portfolio Manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY. Each portfolio manager is paid a base salary.

     ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (35% to 50%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

           - Investment Performance: Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

           - Research: Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

           - Non-Investment Performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

           - Responsibilities: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent. Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of September 30, 2005 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

                          DOLLAR RANGE OF
     PORTFOLIO MANAGER    PORTFOLIO SHARES OWNED
     ------------------   ----------------------
     Murdo Murchison      None

     Jeffrey A. Everett   None

                          DOLLAR RANGE OF
     PORTFOLIO MANAGER    PORTFOLIO SHARES OWNED
     ------------------   ----------------------
     Lisa F. Myers        None

     PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE